Financial assets at amortized cost	12 Months Ended
Dec. 31, 2021
Financial Assets At Amortized Cost
Financial assets at amortized cost
Note	20 | Financial assets at amortized cost
  Schedule of financial assets at amortized cost
	12.31.21	12.31.20
Non-current
Government bonds	-	361

Current
Government bonds	243	117